Assets and Liabilities Measured at Fair Value on a Recurring Basis (Details) - Schedule of fair value assets and liabilities measured on recurring basis (USD $) In Millions, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Assets and Liabilities Measured at Fair Value on a Recurring Basis (Details) - Schedule of fair value assets and liabilities measured on recurring basis [Line Items]
Real Estate properties	$ 11,565.1	$ 10,554.6
Real Estate joint ventures	2,563.6	2,291.5
Limited partnerships	362.0	339.8
Real Estate Related	1,499.3	1,332.3
Marketable Securities Excluding Real Estate	3,119.6	2,569.7
Total Investments	19,109.6	17,087.9
Mortgage loans payable	(2,279.1)	(2,282.6)
US Government Agencies Debt Securities [Member] | Fair Value, Inputs, Level 2 [Member]
Assets and Liabilities Measured at Fair Value on a Recurring Basis (Details) - Schedule of fair value assets and liabilities measured on recurring basis [Line Items]
Marketable Securities Excluding Real Estate	1,989.1	1,379.6
US Government Agencies Debt Securities [Member]
Assets and Liabilities Measured at Fair Value on a Recurring Basis (Details) - Schedule of fair value assets and liabilities measured on recurring basis [Line Items]
Marketable Securities Excluding Real Estate	1,989.1	1,379.6
US Treasury Securities [Member] | Fair Value, Inputs, Level 2 [Member]
Assets and Liabilities Measured at Fair Value on a Recurring Basis (Details) - Schedule of fair value assets and liabilities measured on recurring basis [Line Items]
Marketable Securities Excluding Real Estate	1,130.5	1,190.1
US Treasury Securities [Member]
Assets and Liabilities Measured at Fair Value on a Recurring Basis (Details) - Schedule of fair value assets and liabilities measured on recurring basis [Line Items]
Marketable Securities Excluding Real Estate	1,130.5	1,190.1
Fair Value, Inputs, Level 1 [Member]
Assets and Liabilities Measured at Fair Value on a Recurring Basis (Details) - Schedule of fair value assets and liabilities measured on recurring basis [Line Items]
Real Estate Related	1,499.3	1,332.3
Total Investments	1,499.3	1,332.3
Fair Value, Inputs, Level 2 [Member]
Assets and Liabilities Measured at Fair Value on a Recurring Basis (Details) - Schedule of fair value assets and liabilities measured on recurring basis [Line Items]
Total Investments	3,119.6	2,569.7
Fair Value, Inputs, Level 3 [Member]
Assets and Liabilities Measured at Fair Value on a Recurring Basis (Details) - Schedule of fair value assets and liabilities measured on recurring basis [Line Items]
Real Estate properties	11,565.1	10,554.6
Real Estate joint ventures	2,563.6	2,291.5
Limited partnerships	362.0	339.8
Total Investments	14,490.7	13,185.9
Mortgage loans payable	$ (2,279.1)	$ (2,282.6)